Cover	Oct. 10, 2023
Cover [Abstract]
Entity Registrant Name	Inuvo, Inc.
Entity Central Index Key	0000829323
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 10, 2023
Entity File Number	001-32442
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0450450
Entity Address Address Line 1	500 President Clinton Ave.
Entity Address Address Line 2	Ste. 300
Entity Address City Or Town	Little Rock
Entity Address State Or Province	AR
Entity Address Postal Zip Code	72201
City Area Code	501
Local Phone Number	205-8508
Security 12b Title	Common stock
Trading Symbol	INUV
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false